PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2023
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

6.    PROPERTY AND EQUIPMENT

The following table presents the changes in cost and accumulated depreciation of GFL’s property and equipment for the periods indicated:

	Land,			Machinery
	buildings and			and	Assets under		Right-of-
	improvements	Landfills	Vehicles	equipment	development	Containers	use assets	Total
Cost
Balance, December 31, 2021	$1,482.7	$2,257.0	$2,082.0	$1,129.0	$69.3	$549.3	$348.7	$7,918.0
Additions	80.3	135.5	297.5	133.3	119.2	126.5	104.2	996.5
Acquisitions via business combinations	79.1	220.6	167.6	44.2	6.2	77.5	19.4	614.6
Adjustments for prior year acquisitions	—	122.0	(6.5)	(0.7)	—	—	1.5	116.3
Adjustments for asset retirement obligations	—	(183.1)	—	—	—	—	—	(183.1)
Disposals	(69.4)	(57.1)	(50.8)	(254.2)	(4.8)	(1.0)	(17.9)	(455.2)
Transfers	56.0	94.2	7.5	(1.4)	(148.7)	(3.2)	(4.4)	—
Changes in foreign exchange	58.4	156.0	96.8	31.3	10.4	39.9	5.5	398.3
Balance, December 31, 2022	1,687.1	2,745.1	2,594.1	1,081.5	51.6	789.0	457.0	9,405.4

Balance, December 31, 2022	1,687.1	2,745.1	2,594.1	1,081.5	51.6	789.0	457.0	9,405.4
Additions	118.6	286.5	386.9	204.7	140.0	94.2	101.5	1,332.4
Acquisitions via business combinations	81.0	120.1	112.8	79.8	0.5	45.6	29.7	469.5
Adjustments for prior year acquisitions	12.5	—	(0.2)	(0.4)	—	—	—	11.9
Adjustments for asset retirement obligations	—	22.5	—	—	—	—	—	22.5
Disposals	(74.2)	(45.2)	(250.9)	(48.1)	(6.5)	(57.3)	(21.3)	(503.5)
Transfers	12.7	13.2	9.8	—	(34.3)	0.3	(1.7)	—
Changes in foreign exchange	(25.5)	(64.6)	(45.7)	(15.6)	(2.6)	(18.9)	(3.0)	(175.9)
Balance, December 31, 2023	1,812.2	3,077.6	2,806.8	1,301.9	148.7	852.9	562.2	10,562.3

Accumulated depreciation
Balance, December 31, 2021	107.1	474.9	679.0	389.2	—	163.0	94.2	1,907.4
Depreciation	65.2	294.6	302.9	167.7	—	97.5	73.0	1,000.9
Disposals	(18.5)	(7.8)	(31.0)	(104.3)	—	(0.8)	(7.2)	(169.6)
Impairment	11.9	—	—	2.3	—	—	—	14.2
Changes in foreign exchange	5.3	42.4	36.4	13.4	—	12.8	1.9	112.2
Balance, December 31, 2022	171.0	804.1	987.3	468.3	—	272.5	161.9	2,865.1

Balance, December 31, 2022	171.0	804.1	987.3	468.3	—	272.5	161.9	2,865.1
Depreciation	70.0	283.8	288.3	166.8	—	116.3	74.8	1,000.0
Disposals	(13.7)	(19.8)	(132.0)	(28.3)	—	(26.9)	(11.5)	(232.2)
Impairment	—	—	8.7	0.1	—	—	—	8.8
Changes in foreign exchange	(3.1)	(22.8)	(18.3)	(7.1)	—	(7.7)	(1.1)	(60.1)
Balance, December 31, 2023	224.2	1,045.3	1,134.0	599.8	—	354.2	224.1	3,581.6

Carrying amounts
At December 31, 2022	$1,516.1	$1,941.0	$1,606.8	$613.2	$51.6	$516.5	$295.1	$6,540.3
At December 31, 2023	$1,588.0	$2,032.3	$1,672.8	$702.1	$148.7	$498.7	$338.1	$6,980.7

For the year ended December 31, 2023, total depreciation of property and equipment was $1,004.4 million ($1,003.9 million for the year ended December 31, 2022). Of the total depreciation for the year ended December 31, 2023, $974.9 million was included in cost of sales ($974.8 million for the year ended December 31, 2022) and $29.5 million was included in selling, general and administrative expenses ($29.1 million for the year ended December 31, 2022).

Depreciation of property and equipment of $1,004.4 million for the year ended December 31, 2023 ($1,008.7 million for the year ended December 31, 2022) as presented in the statement of cash flows was comprised of depreciation of $1,000.0 million ($1,000.9 million for the year ended December 31, 2022) shown in the table above and depreciation of $4.4 million ($7.8 million for the year ended December 31, 2022) due to the difference between the ARO calculated using the credit-adjusted, risk-free discount rate required for measurement of the ARO through purchase accounting, compared to the risk-free discount rate required for annual valuations.